Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001528115
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	ANNEXON, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39402
Entity Tax Identification Number	27-5414423
Entity Address, Address Line One	1400 Sierra Point Parkway
Entity Address, Address Line Two	Bldg C
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	822-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ANNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false